Equity (Details) - Schedule of the income and share data used in the calculation of EPS - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,445,799	1,056,316	401,629
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos) (in Pesos per share)	$ 14.31	$ 10.46	$ 3.98
Diluted earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,445,799	1,056,316	401,629
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos) (in Pesos per share)	$ 14.31	$ 10.46	$ 3.98